Intangible Assets	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
6.	INTANGIBLE ASSETS

As of July 31, 2021, and January 31, 2021, intangible assets consisted of intellectual property, customer base and trademarks, net of amortization, as follows:

	July 31,	January 31,
	2021	2021
Customer base	$314,100	$314,100
License agreement	50,000	-
Intellectual property	817,400	817,400
Total	1,181,500	1,131,500
Less: Accumulated amortization	(189,679)	(124,770)

Net Intangible Assets	$991,821	$1,006,730

In February 2021, the Company acquired an IP license for $50,000, see Note 10- “Rambam Agreement” for further discussion regarding the license agreement. The value of the intangible assets, consisting of intellectual property, license agreement and customer base has been recorded at their fair value by the Company and are being amortized over a period of three to ten years. Amortization expense for the six months ended July 31, 2021, and 2020 was $64,909 and $18,534, respectively.

Estimated Amortization:

Total
Year Ended January 31,
Remainder of 2022	$64,870
2023	129,776
2024	129,776
2025	113,109
2026 and thereafter	554,290
$991,821

6.	INTANGIBLE ASSETS AND GOODWILL

As of January 31, 2021, and 2020, intangible assets consisted of intellectual property, customer base and trademarks, net of amortization, as follows:

	January 31,	January 31,
	2021	2020
Customer base	$314,100	$136,500
Intellectual property and trademarks	817,400	234,200

Total	1,131,500	370,700

Less: Accumulated amortization	(124,770)	(56,000)

Net Intangible Assets	$1,006,730	$314,700

The value of the intangible assets, consisting of intellectual property and customer base has been recorded at their fair value by the Company after completing a valuation and are being amortized over a period of ten years. Amortization expense for the year ended January 31, 2021 and 2020 was $68,770 and $37,070, respectively.

Estimated Amortization:

Total
Year Ended January 31,
2022	$113,150
2023	113,150
2024	113,150
2025	113,150
2026 and thereafter	554,130
$1,006,730